Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net

	December 31,
	2012	2013
	US$	US$
Computer equipment	1,991	3,118
Leasehold improvements	1,034	1,103
Electronic equipment	344	548
Office equipment	983	1,790
Motor vehicles	50	50

Total	4,402	6,609

Less: accumulated depreciation	(1,968)	(2,994)

Property and equipment, net	2,434	3,615